Per Share Data (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2012	2013	2014
Numerator:
Net income (loss)	¥(2,195)	(3,821)	(35,540)

Denominator:
Basic weighted average shares of common stock outstanding	173,271,717	173,478,054	174,134,457
Dilutive effect of exercise of stock options	—	—	—

Diluted weighted average shares of common stock outstanding	173,271,717	173,478,054	174,134,457

Basic net income (loss) per share	¥(12.67)	(22.03)	(204.10)
Diluted net income (loss) per share	(12.67)	(22.03)	(204.10)